Business Combination, Significant Transaction and Sale of Business (Details 22) - Michpal [Member] $ in Thousands	Nov. 30, 2018 USD ($)
Statement Line Items [Line Items]
Net assets	$ 439
Non-controlling interests	(269)
Intangible assets	739
Deferred tax liability	(170)
Goodwill	5,434
Total assets acquired net of acquired cash	$ 6,173